Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($) SecurityLoan Segment Business
Significant Accounting Policies Additional Information [Line Items]
Number of reportable operating segments | Segment	5
Wealth Management and Investment Services number of businesses | Business	4
Number of loan portfolio segments | Segment	2
Commercial Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans | SecurityLoan	2
Commercial Lending Segment [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Impairment loan threshold for allowance in which loans are individually analyzed | $	$ 5,000,000
Consumer Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans | SecurityLoan	3